SHORT-TERM AND LONG-TERM DEBT (Schedule of Debt Principal) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 484,956
2022	262,059
2023	493,535
2024	227,703
2025	195,141
Thereafter	0
Total debt principal	$ 1,663,394	$ 1,627,177